MERGER (Details) (PMC Commercial, USD $)			0 Months Ended
	Mar. 11, 2014	Dec. 31, 2013	Mar. 11, 2014 REIT and affiliates	Mar. 11, 2014 REIT and affiliates Common shares	Mar. 11, 2014 REIT and affiliates Preferred shares
Merger
Shares of beneficial interest received				22,000,003	65,028,571
Number of shares to be issued on conversion of each preferred share			7
Number of shares to be issued on conversion of preferred shares			477,200,000
Number of shares to be issued on conversion of preferred shares expressed as a percentage of outstanding shares			97.80%
Special cash dividend to be issued to shareholders of record at the close of the business day prior to the closing of transactions (in dollars per share)	$ 5.50
Merger-related costs		$ 3,670,000